Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Ingredient materials	$ 421,275	$ 414,595
Package and other materials	141,030	114,398
Finished goods	176,468	194,912
Total inventories	$ 738,773	$ 723,905